Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES ETF TRUST
Prospectus Date	rr_ProspectusDate	Jul. 26, 2024
Document Created Date	dei_DocumentCreationDate	Aug. 23, 2024